Financial instruments included in the statement of financial position and impact on income - Schedule of Financial Asset and Liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments
Total financial assets	€ 31,064	€ 53,120
Total financial assets, at fair value	31,064	53,120
Total financial liabilities	62,879	70,936
Total financial liabilities, at fair value	65,900	73,402
Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments
Total financial liabilities	62,879	70,936
Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments
Total financial liabilities	0	0
Non-current financial liabilities
Disclosure of detailed information about financial instruments
Total financial liabilities	46,505	45,978
Total financial liabilities, at fair value	49,508	48,443
Non-current financial liabilities | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments
Total financial liabilities	46,505	45,978
Non-current financial liabilities | Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments
Total financial liabilities	0	0
Current financial liabilities
Disclosure of detailed information about financial instruments
Total financial liabilities	4,735	4,924
Total financial liabilities, at fair value	4,753	4,924
Current financial liabilities | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments
Total financial liabilities	4,735	4,924
Current financial liabilities | Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments
Total financial liabilities	0	0
Trade payables and other payables
Disclosure of detailed information about financial instruments
Total financial liabilities	11,639	20,035
Total financial liabilities, at fair value	11,639	20,035
Trade payables and other payables | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments
Total financial liabilities	11,639	20,035
Trade payables and other payables | Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments
Total financial liabilities	0	0
Financial assets carried at fair value through profit or loss
Disclosure of detailed information about financial instruments
Total financial assets	0	0
Assets and liabilities carried at amortized cost
Disclosure of detailed information about financial instruments
Total financial assets	31,064	53,120
Non-current financial assets
Disclosure of detailed information about financial instruments
Total financial assets	409	406
Total financial assets, at fair value	409	406
Non-current financial assets | Financial assets carried at fair value through profit or loss
Disclosure of detailed information about financial instruments
Total financial assets	0	0
Non-current financial assets | Assets and liabilities carried at amortized cost
Disclosure of detailed information about financial instruments
Total financial assets	409	406
Trade receivables
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Total financial assets	1,837	2,977
Total financial assets, at fair value	1,837	2,977
Trade receivables | Financial assets carried at fair value through profit or loss
Disclosure of detailed information about financial instruments
Total financial assets	0	0
Trade receivables | Assets and liabilities carried at amortized cost
Disclosure of detailed information about financial instruments
Total financial assets	1,837	2,977
Cash and cash equivalents
Disclosure of detailed information about financial instruments
Total financial assets	28,818	49,737
Total financial assets, at fair value	28,818	49,737
Cash and cash equivalents | Financial assets carried at fair value through profit or loss
Disclosure of detailed information about financial instruments
Total financial assets	0	0
Cash and cash equivalents | Assets and liabilities carried at amortized cost
Disclosure of detailed information about financial instruments
Total financial assets	€ 28,818	€ 49,737